Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Workhorse Group Inc. (“Company”) with the Securities and Exchange Commission (the “SEC”) on December 15, 2025 (the “Original Report”). In the Original Report, the Company disclosed, among other things, the completion of the previously announced merger pursuant to the Agreement and Plan of Merger (the “Merger Agreement”), dated August 15, 2025, by and among Workhorse, Omaha Intermediate 2, Inc., a Delaware corporation and wholly-owned subsidiary of Workhorse (“Intermediate Parent”), Omaha Intermediate, Inc., a Delaware corporation and wholly-owned subsidiary of Intermediate Parent (“Intermediate”), Omaha Merger Subsidiary, Inc., a Delaware corporation and wholly-owned subsidiary of Intermediate (“Merger Subsidiary”), and Motiv Power Systems, Inc., a Delaware of corporation (“Motiv”), pursuant to which Merger Subsidiary merged with and into Motiv (the “Merger”). Upon consummation of the Merger, Merger Sub ceased to exist, and Motiv became a direct, wholly owned subsidiary of Intermediate and an indirect, wholly-owned subsidiary of Workhorse. This Amendment is being filed to provide the unaudited pro forma condensed combined financial information of the Company and the historical consolidated financial information of Motiv required by Item 9.01 of Form 8-K that were excluded from the Original Report. The unaudited condensed consolidated financial statements of Motiv for the six months ended June 30, 2025 and audited consolidated financial statements of Motiv as of and for the years ended December 31, 2024 and 2023 were previously included in the Company’s Definitive Proxy Statement on Schedule 14A, filed with the SEC on October 8, 2025. Because of an error in Motiv’s calculation of its weighted average shares outstanding as of December 31, 2024, which had the effect of overstating Motiv’s net loss per share attributable to common stockholders as of December 31, 2024 and subsequent periods, was discovered after such filing, the Company is also including restated financial statements of Motiv as of those periods in this Amendment to reflect the correction of the error. All information included in this Amendment should be read in conjunction with the Original Report. Except as set forth herein, this Amendment does not amend, modify or update the disclosure contained in the Original Report.
Document Period End Date	Dec. 15, 2025
Entity File Number	001-37673
Entity Registrant Name	WORKHORSE GROUP INC.
Entity Central Index Key	0001425287
Entity Tax Identification Number	26-1394771
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	48443 Alpha Drive #190
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393
City Area Code	888
Local Phone Number	646-5205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WKHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false